CRYPTOCURRENCY ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CRYPTOCURRENCY ASSETS
Beginning balance	$ 53,190
Receipts from issuance of ordinary shares for private placement		$ 19,289
Cryptocurrencies acquired in connection with business combination		73,184	$ 0
Cryptocurrencies borrowing		10,222
Cryptocurrencies to be distributed for promotion activities on behalf of a third party		3,179	0
Deposits received from customers of mining data center	2,192	3,965
Distribution to pool participants	(611,747)	(1,282,143)
Repayment of deposit in the form of cryptocurrencies		(6,586)	0
Repayment of cryptocurrencies borrowings		(6,523)
Payment of service expense and long-lived assets	(6,939)	(2,295)
Cryptocurrencies paid in connection with asset acquisition		(1,731)	0
Disposal of cryptocurrency assets	(43,787)	(32,924)
Utility fee received from customers of mining data center	3,658
Cyberattack loss	(3,100)
Others	231	(379)
Impairment of cryptocurrency assets	(18,435)	(38,319)	$ 0
Ending balance of cryptocurrency assets, net	14,972	53,190
Mining pool business
CRYPTOCURRENCY ASSETS
Cryptocurrencies mined	592,583	1,275,238
Mining business
CRYPTOCURRENCY ASSETS
Cryptocurrencies mined	$ 47,126	$ 39,013